Finance income and costs	12 Months Ended
Dec. 31, 2020
Finance income and costs
Finance income and costs

8            Finance income and costs

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(4,584)	(6,055)	(8,897)
Interest expense on other borrowings	—	(1,327)	(3,599)
Interest expense on convertible note	(4,660)	(4,144)	—
Interest expense on lease liabilities	—	(12,767)	(16,693)
	(9,244)	(24,293)	(29,189)
Finance income
Interest income on short-term bank deposits	322	388	1,185
Finance costs – net	(8,922)	(23,905)	(28,004)